Schedule 1 - Condensed Parent Company Financial Statements (Short-Term Borrowing Activity) (Details) (Aqua America, Inc. [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aqua America, Inc. [Member]
Short-term Debt [Line Items]
Balance outstanding at December 31,			$ 5,000
Interest rate at December 31,			3.25%
Average borrowings outstanding			1,250
Weighted-average interest rate			1.71%
Maximum amount outstanding			$ 10,000